Income Tax (Tables)	12 Months Ended
Dec. 31, 2025
Income Tax Disclosure [Abstract]
Income (Loss) before Income Tax
Income (loss) before income tax is comprised of the following:

	Year ended December 31, 2025	Year ended December 31, 2024	Year ended December 31, 2023
Income (loss) recorded in The Netherlands	(35)	(33)	(32)
Income (loss) from foreign operations	435	1,911	4,795
Income (loss) before income tax benefit (expense)	400	1,878	4,763

Income Tax Benefit (Expense)
Income tax benefit (expense) is comprised of the following:

	Year ended December 31, 2025	Year ended December 31, 2024	Year ended December 31, 2023
The Netherlands taxes - current	—	—	—
Foreign taxes - current	(160)	(173)	(528)
Total current taxes	(160)	(173)	(528)
The Netherlands taxes - deferred	—	—	—
Foreign taxes - deferred	(60)	(140)	(13)
Total deferred taxes	(60)	(140)	(13)
Income tax expense	(220)	(313)	(541)
Effective tax rate	55%	17%	11%
Income tax expense for the year ended December 31, 2025 is comprised of the following items disaggregated by jurisdictions:

Year ended December 31, 2025
The Netherlands taxes - current	—
Foreign taxes - current
Switzerland	(65)
France	(13)
Singapore	(11)
Italy	(10)
Uncertain tax position	(38)
Other jurisdictions below 5%	(23)
Total current taxes	(160)
The Netherlands taxes - deferred	—
Foreign taxes - deferred
Switzerland	(1)
France	(8)
Singapore	(10)
Italy	(5)
Uncertain tax position	(44)
Other jurisdictions below 5%	8
Total deferred taxes	(60)
Income tax expense	(220)
Effective tax rate	55%

Differences in Income Taxes Computed at Netherlands Statutory Rate and Effective Income Tax Rate
The principal items comprising the differences in income taxes computed at The Netherlands' statutory rate of 25.8% in 2025, 25.8% in 2024 and 25.8% in 2023, and the effective income tax rate are the following:

	Year ended December 31, 2025
Income tax benefit (expense) computed at statutory rate	(103)	25.8%
Foreign tax effect
France
Tax credit	32	(8.0)%
Share based payment awards	(5)	1%
Other adjustments - Other taxes	(11)	2.8%
Switzerland
Statutory tax rate difference between Switzerland and the Netherlands	(17)	4.3%
Changes in valuation allowance	(80)	20.1%
Other adjustments - Other taxes	(9)	2.3%
Singapore
Statutory tax rate difference between Singapore and the Netherlands	15	(3.7)%
Other Adjustments - benefit from tax holidays	20	(4.9)%
Hong Kong
Statutory tax rate difference between Hong Kong and the Netherlands	7	(1.8)%
Fair market value on shares nontaxable	13	(3.1)%
Malaysia
Benefit from tax holidays	15	(3.8)%
Philippines
Benefit from tax holidays	6	(1.5)%
The Netherlands
Changes in valuation allowance	(9)	2.3%
Nontaxable or nondeductible items	(6)	1.4%
Other Jurisdictions	5	(1.2)%
Changes in valuation allowance	6	(1.4)%
Effect in changes in tax laws or rates enacted during the current period	(3)	0.9%
Tax credit	—	—%
Change in unrecognized tax benefits	(82)	20.3%
Nontaxable or nondeductibles items
Share based payment awards	(4)	1.0%
Other	(5)	1.3%
Other adjustments	(9)	1.9%
Benefit from tax holidays	4	(0.5)%
Income tax benefit (expense)	(220)	54.9%

	Year ended December 31, 2025	Year ended December 31, 2024	Year ended December 31, 2023
Income tax benefit (expense) computed at statutory rate	(103)	(483)	(1,229)
Non-deductible and non-taxable permanent differences, net	(8)	(12)	6
Change in valuation allowances	(84)	(14)	—
Effect of changes in tax laws and similar	(3)	—	149
Current year tax credits	32	37	29
Other tax and credits	(26)	(8)	34
Benefits from tax holidays	45	29	45
Net impact of changes to uncertain tax positions	(82)	(3)	(8)
Earnings of subsidiaries taxed at different rates	9	141	433
Income tax benefit (expense)	(220)	(313)	(541)

Schedule of Cash Flow, Supplemental Disclosures

Year ended December 31, 2025
The Netherlands	—
Foreign
Switzerland	83
France	12
Singapore	14
Other	32
Total income tax paid (net of refunds)	141

Deferred Tax Assets and Liabilities
Deferred tax assets and liabilities consisted of the following:

	December 31, 2025	December 31, 2024
Tax loss carryforwards, tax credits and other tax attributes	830	773
Less unrecognized tax benefits	(66)	(19)
Tax loss carryforwards, tax credits and other tax attributes, net of unrecognized tax benefits	764	754
Inventory valuation	92	59
Fixed asset depreciation	79	57
Depreciation tax incentives	11	22
Receivables for government funding	239	186
Tax credits granted on capital investments	239	234
Pension	68	66
Stock awards	15	16
Operating lease liabilities	68	59
Commercial accruals	59	45
Other temporary differences	53	36
Total deferred tax assets	1,687	1,534
Valuation allowances	(775)	(699)
Deferred tax assets, net	912	835
Accelerated fixed asset depreciation	(76)	(53)
Acquired intangible assets	(33)	(26)
Advances of government funding	(323)	(237)
Operating lease right-of-use assets	(67)	(59)
Other temporary differences	(65)	(43)
Total deferred tax liabilities	(564)	(418)
Net deferred income tax asset	348	417

Gross Deferred Tax Assets On Tax Loss Carryforwards And Investment Credits Expiration Table Text Block
As of December 31, 2025, the Company and its subsidiaries have gross deferred tax assets on tax loss carryforwards, tax credits and other tax attributes that expire starting from end of fiscal year 2025.

December 31,
Year	2025
2026	38
2027	38
2028	38
2029	37
2030	182
Thereafter	497
Total	830

Schedule of Unrecognized Tax Benefits Roll Forward
A reconciliation of 2025, 2024 and 2023 beginning and ending amounts of unrecognized tax benefits is as follows:

	December 31, 2025	December 31, 2024	December 31, 2023
Balance at beginning of year	42	49	55
Additions based on tax positions related to the current year	27	3	—
Additions for tax positions of prior years	75	5	11
Reduction for tax positions of prior years	(3)	(1)	—
Settlements	—	(3)	(14)
Reductions due to lapse of statute of limitations	(1)	(8)	(4)
Currency translation adjustment	2	(3)	1
Balance at end of year (1)	142	42	49
(1)Excluding interest and penalties amounting to $23 million as of December 31, 2025 and $6 million as of December 31, 2024, classified as other long-term liabilities.